Income Taxes - Components of Net Deferred Income Tax Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Deferred tax assets (liabilities):
Mining reclamation reserve	$ 1,502	$ 1,449
Accelerated depreciation	(33,146)	(34,733)
Net operating loss	2,227	2,134
Capital losses on securities	997	989
Landfill closure reserve	(63)	(30)
Working capital (e.g., accrued compensation, prepaid assets)	2,399	3,101
Deferred tax liabilities, net	(26,084)	(27,090)
Less valuation allowance on loss carryforwards	(1,826)	(1,025)
Total	(27,910)	(28,115)
Other current assets	2,316	2,275
Other noncurrent liability	(30,226)	(30,390)
Total	$ (27,910)	$ (28,115)